RETIREMENT PLAN	12 Months Ended
Dec. 31, 2013
RETIREMENT PLAN
RETIREMENT PLAN

NOTE 12—RETIREMENT PLAN

        The Corporation has established a 401(k) profit sharing plan. Employees who have completed three months of service and attained the age of 18 are eligible to participate in the plan. Eligible employees can elect to have a portion, not to exceed 80%, of their annual compensation paid into the plan. In addition, the Corporation may make discretionary contributions into the plan. Retirement plan contributions charged to operations totaled $198,000, $161,000, and $125,000 in 2013, 2012, and 2011, respectively.